UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2841

Fidelity Capital Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2012

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Advisor
Classes of Stock Selector
All Cap Fund
Class A
Class T
Class B
Class C
Institutional Class

December 31, 2012

1.946025.100

AFSS-QTLY-0213

Investments December 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 100.1%
	Shares	Value (000s)
Fidelity Consumer Discretionary Central Fund (b)	2,188,619	$ 332,845
Fidelity Consumer Staples Central Fund (b)	2,081,874	335,473
Fidelity Energy Central Fund (b)	2,789,871	337,463
Fidelity Financials Central Fund (b)	8,408,191	514,245
Fidelity Health Care Central Fund (b)	2,392,969	384,789
Fidelity Industrials Central Fund (b)	1,906,913	303,600
Fidelity Information Technology Central Fund (b)	3,027,335	559,421
Fidelity Materials Central Fund (b)	545,329	101,066
Fidelity Telecom Services Central Fund (b)	705,435	97,449
Fidelity Utilities Central Fund (b)	968,220	112,013
TOTAL EQUITY CENTRAL FUNDS (Cost $2,632,796)		3,078,364
Money Market Central Funds - 0.0%

Fidelity Cash Central Fund, 0.18% (a) (Cost $115)	114,568	115
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $2,632,911)		3,078,479
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(1,753)
NET ASSETS - 100%		$ 3,076,726
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ -*
Fidelity Consumer Discretionary Central Fund	1,126
Fidelity Consumer Staples Central Fund	1,657
Fidelity Energy Central Fund	1,834
Fidelity Financials Central Fund	3,042
Fidelity Health Care Central Fund	987
Fidelity Industrials Central Fund	1,478
Fidelity Information Technology Central Fund	1,168
Fidelity Materials Central Fund	632
Fidelity Telecom Services Central Fund	822
Fidelity Utilities Central Fund	937
Total	$ 13,683
* Amount represents less than $1,000.
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 247,223	$ 26,501	$ 6,569	$ 332,845	32.7%
Fidelity Consumer Staples Central Fund	270,008	22,271	23,726	335,473	36.3%
Fidelity Energy Central Fund	270,173	11,871	5,509	337,463	35.7%
Fidelity Financials Central Fund	381,251	13,396	1,696	514,245	32.4%
Fidelity Health Care Central Fund	290,253	31,363	3,918	384,789	34.5%
Fidelity Industrials Central Fund	233,368	10,619	10,913	303,600	31.2%
Fidelity Information Technology Central Fund	473,022	21,203	35,657	559,421	34.1%
Fidelity Materials Central Fund	78,333	632	425	101,066	29.4%
Fidelity Telecom Services Central Fund	78,962	1,041	1,348	97,449	36.6%
Fidelity Utilities Central Fund	87,525	5,148	1,630	112,013	32.9%
Total	$ 2,410,118	$ 144,045	$ 91,391	$ 3,078,364
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2012, the cost of investment securities for income tax purposes was $2,633,460,000. Net unrealized appreciation aggregated $445,019,000, of which $452,414,000 related to appreciated investment securities and $7,395,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Stock Selector
All Cap Fund

December 31, 2012

1.813022.108

FSS-QTLY-0213

Investments December 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 100.1%
	Shares	Value (000s)
Fidelity Consumer Discretionary Central Fund (b)	2,188,619	$ 332,845
Fidelity Consumer Staples Central Fund (b)	2,081,874	335,473
Fidelity Energy Central Fund (b)	2,789,871	337,463
Fidelity Financials Central Fund (b)	8,408,191	514,245
Fidelity Health Care Central Fund (b)	2,392,969	384,789
Fidelity Industrials Central Fund (b)	1,906,913	303,600
Fidelity Information Technology Central Fund (b)	3,027,335	559,421
Fidelity Materials Central Fund (b)	545,329	101,066
Fidelity Telecom Services Central Fund (b)	705,435	97,449
Fidelity Utilities Central Fund (b)	968,220	112,013
TOTAL EQUITY CENTRAL FUNDS (Cost $2,632,796)		3,078,364
Money Market Central Funds - 0.0%

Fidelity Cash Central Fund, 0.18% (a) (Cost $115)	114,568	115
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $2,632,911)		3,078,479
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(1,753)
NET ASSETS - 100%		$ 3,076,726
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ -*
Fidelity Consumer Discretionary Central Fund	1,126
Fidelity Consumer Staples Central Fund	1,657
Fidelity Energy Central Fund	1,834
Fidelity Financials Central Fund	3,042
Fidelity Health Care Central Fund	987
Fidelity Industrials Central Fund	1,478
Fidelity Information Technology Central Fund	1,168
Fidelity Materials Central Fund	632
Fidelity Telecom Services Central Fund	822
Fidelity Utilities Central Fund	937
Total	$ 13,683
* Amount represents less than $1,000.
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 247,223	$ 26,501	$ 6,569	$ 332,845	32.7%
Fidelity Consumer Staples Central Fund	270,008	22,271	23,726	335,473	36.3%
Fidelity Energy Central Fund	270,173	11,871	5,509	337,463	35.7%
Fidelity Financials Central Fund	381,251	13,396	1,696	514,245	32.4%
Fidelity Health Care Central Fund	290,253	31,363	3,918	384,789	34.5%
Fidelity Industrials Central Fund	233,368	10,619	10,913	303,600	31.2%
Fidelity Information Technology Central Fund	473,022	21,203	35,657	559,421	34.1%
Fidelity Materials Central Fund	78,333	632	425	101,066	29.4%
Fidelity Telecom Services Central Fund	78,962	1,041	1,348	97,449	36.6%
Fidelity Utilities Central Fund	87,525	5,148	1,630	112,013	32.9%
Total	$ 2,410,118	$ 144,045	$ 91,391	$ 3,078,364
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2012, the cost of investment securities for income tax purposes was $2,633,460,000. Net unrealized appreciation aggregated $445,019,000, of which $452,414,000 related to appreciated investment securities and $7,395,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Capital Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Capital Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	March 1, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	March 1, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	March 1, 2013